Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net loss from continuing operations for basic net loss per share of common stock		$ (56,075,245)	$ (91,168,280)	$ (7,848,380)
Net loss from continuing operations for diluted net loss per share of common stock		(56,075,245)	(91,168,280)	(7,848,380)
Net income from discontinued operations for basic net income per share of common stock				53,267,761
Net income from discontinued operations for diluted net income per share of common stock				$ 53,267,761
Weighted average common stock outstanding – basic	[1]	53,562,569	24,996,144	13,221,897
Weighted average common stock outstanding – diluted	[1]	53,562,569	24,996,144	13,221,897
Net loss per common share from continuing operations - basic	[2]	$ (1.05)	$ (3.65)	$ (0.59)
Net loss per common share from continuing operations - diluted	[2]	(1.05)	(3.65)	(0.59)
Net income per common share from discontinued operations - basic	[2]			4.03
Net income per common share from discontinued operations - diluted	[2]			$ 4.03

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.
[2]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.